Company Business	12 Months Ended
Dec. 31, 2022
Company Business [Abstract]
Company Business	Company Business
Fomento Económico Mexicano, S.A.B. de C.V. and subsidiaries (“FEMSA,” the Company or the Group), incorporated in 1936, is a public company established as a Sociedad anónima bursátil de capital variable under the Mexican laws leading subsidiaries that are direct and indirect sub-holding companies in businesses in which the Company operates in the beverage industry through Coca-Cola FEMSA; retail industry through Proximity, Fuel and Health Divisions; transport logistic services industry through Logistics and Distribution and participate in beer industry through the Heineken investment.
The following is a description of the Company’s businesses, along with its interest ownership in each reportable segment:

	% Ownership
Business	2022	2021	Activities
Coca-Cola FEMSA, S.A.B. de C.V. and subsidiaries (“Coca-Cola FEMSA”)	47.2% (56.0% of the voting shares) (1)	47.2% (56.0% of the voting shares) (1)
Production, distribution and marketing of certain Coca-Cola trademark beverages in Mexico, Guatemala, Nicaragua, Costa Rica, Panama, Colombia, Venezuela, Brazil, Argentina and Uruguay. As of December 31, 2022, The Coca-Cola Company (“TCCC”) indirectly owns 27.8% of Coca-Cola FEMSA’s capital stock. In addition, shares representing 25% of Coca-Cola FEMSA’s capital stock are traded on the Bolsa Mexicana de Valores (Mexican Stock Exchange “BMV”) and the New York Stock Exchange, Inc. (“NYSE”) in the form of American Depositary Shares (“ADS”).

Proximity Division - Americas (3)	100%	100%	Small-box retail chain format operations in Mexico, Colombia, Peru, Chile and Brazil, mainly under the trade name “OXXO.”
Proximity Division - Europe (3) (4)	98.15%	—	Small-box retail and foodvenience chain operated by Valora through its portfolio of brands (k kiosk, Brezelkönig, BackWerk, Ditsch, Press & Books, avec, Caffè Spettacolo and ok.–) located in Switzerland, Germany, Austria, Luxembourg and the Netherlands; as well as one of the world’s leading producers of pretzels under the trademark "Ditsch".
Fuel Division	100%	100%	Retail service stations for fuels, motor oils, lubricants and car care products under the trade name “OXXO Gas” with operations in Mexico.
Health Division	100%	100%	Drugstores operations in Chile, Colombia and Ecuador, mainly under the trademark “Cruz Verde”, “Fybeca” and “Sana Sana”; and in Mexico under various brands such as “YZA”,” La Moderna” and “Farmacon.”
Logistics and Distribution	Various (2)	Various (2)	Transport logistics services, specialized distribution and maintenance to subsidiary companies and third parties; with operations mainly in Mexico, the United States, Brazil, Colombia, among other countries in Latin America.
Heineken investment	14.8%	14.8%	Heineken N.V. and Heineken Holding N.V. shares, which represent an aggregate of 14.8% economic interest in both entities (“Heineken Group”). See note 30.
Other businesses	100%	100%	Production and distribution companies of collers, commercial refrigeration equipment, plastic boxes, food processing, preservation and weighing equipment.

(1)The Company controls Coca-Cola FEMSA’s relevant activities.
(2)On May 15, 2020, the Company completed the acquisition of the specialized distribution business of cleaning products and consumables in the United States, through the controlling interest of NW Synergy, which includes WAXIE Sanitary Supply (“WAXIE”) and North American Corporation (“North American”). Additionally, on December 31, 2020, the Company completed the acquisition of Southeastern Paper Group (“SEPG”). During 2022 and 2021 the Company acquired other companies increasing its specialized distribution footprint in the United States. See Note 4.
(3)Starting 2022, the Company opted to report voluntarily a new reportable segment named “Proximity Division - Europe”, which includes Valora's sales through its portfolio of brands. Additionally, the segment previously called "Proximity Division" was renamed to "Proximity Division - Americas"
(4)As described in note 4, as of October 7, 2022, the Company acquired 96.87% of ownership in Valora Holding AG. Through that date and until December 31, 2022, the Company continued acquiring ownership of Valora, having 98.15% at the end of the year.